Dec. 22, 2020
Vanguard Treasury Money Market FundSupplement Dated March 12, 2021, to the Prospectus and Summary Prospectus Dated December 22, 2020Important Notice Regarding Change in Investment PolicyEffective immediately, Vanguard Treasury Money Market Fund (the Fund) may invest in repurchase agreements with the Federal Reserve Bank of New York fully collateralized by U.S. Treasury securities (Fed Repo). In connection with this change, the Board of Trustees of the Fund also approved a revised policy to permit the Fund to invest, under normal circumstances, at least 80% of its assets in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities (80% policy). The remainder of the Fund’s assets will also be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities. The revised 80% policy is expected to become effective in mid-May 2021.Fed Repo is a highly liquid investment backed by U.S. Treasury securities that is offered directly by the Federal Reserve Bank of New York. The Fund’s ability to invest in Fed Repo should enhance its ability to seek to provide capital preservation and liquidity during periods of very low interest rates, which Vanguard believes will benefit the Fund and its shareholders. At this time, the only type of repurchase agreement that the Fund will invest in is Fed Repo.There are no changes to the Fund’s investment advisory arrangements or the Fund’s expense ratio as a result of these changes.© 2021 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 030R 032021